Income Taxes - Additional Information (Detail)	12 Months Ended															12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Dec. 31, 2012 Subsequent Event	Dec. 31, 2011 New Law Variable Interest Entities	Dec. 31, 2011 New Law 2008 Through 2012	Dec. 31, 2011 Variable Interest Entities	Dec. 31, 2011 Variable Interest Entities Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2010 Focus Technology Co., Ltd. Statutory Tax Rate From 2012 Through 2014	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd. Transitional Tax Rate From 2009 Through 2011	Dec. 31, 2011 HONG KONG	Dec. 31, 2011 CHINA	Dec. 31, 2011 CHINA Minimum USD ($)	Dec. 31, 2011 CHINA Minimum CNY	Dec. 31, 2011 CHINA Maximum
Income Taxes [Line Items]
Profit tax rate												16.50%
Enterprise income tax rate						25.00%		33.00%
Transition period							5 years
Transitional enterprise income tax rates	24.00%	22.00%	20.00%	18.00%	25.00%			25.00%
Preferential enterprise income tax rate									0.00%
Percentage of tax reduction										50.00%	50.00%
Tax rate reduction period subsequent to tax exemption										3 years	3 years
Decrease in unrecognized tax benefits due to settlements			$ 592,525
Income tax examination, statute of limitations period, due to computational errors												6 years	3 years
Income tax examination, statute of limitations period, under special circumstance													5 years
Income tax examination, underpayment of tax liability, special circumstance														16,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment																10 years
Net operating loss carry forwards	19,252,222
Net operating losses, tax expiration period	December 31, 2012 through 2016
Undistributed earnings	847,000,000
Undistributed earning reinvested	787,000,000
Distributed earning amount as part of the dividend policy	60,000,000
Dividend withholding tax	$ 6,000,000